Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Accounts Receivable From Related Parties	$ 614	$ 995	$ 2,221
Deferred revenue from related parties	40,743	$ 22,253	$ 3,112
Reverse recapitalization redemption amount	867,253
Deferred Offering Costs	$ 108,118